UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-07094______

_______BlackRock New York Insured Municipal 2008 Term Trust, Inc._______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New York Insured Municipal 2008 Term Trust, Inc.
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257

Date of fiscal year end:___December 31, 2006
Date of reporting period:__March 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (unaudited)

BlackRock New York Insured Municipal 2008 Term Trust (BLN)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—134.5%
			New York—134.5%
			Albany Cnty. GO,
AAA	$ 1,515		3.50%, 6/01/08, FGIC	No Opt. Call	$ 1,512,455
AAA	2,030		3.50%, 6/01/09, FGIC	No Opt. Call	2,022,733
AAA	1,000		Bath Central Sch. Dist. GO, 4.00%, 6/15/08, FGIC	No Opt. Call	1,008,750
AAA	2,250		Central Square Central Sch. Dist. GO, 3.75%, 5/15/09, FGIC	No Opt. Call	2,261,767
			Dorm. Auth. RB,
AAA	1,070		Lutheran Medical Proj., 3.00%, 2/01/09, MBIA	No Opt. Call	1,041,720
AAA	1,625		Sch. Dist. Fin. Proj., Ser. C, 3.50%, 10/01/08, MBIA	No Opt. Call	1,621,539
AAA	2,970		Secured Hosp. Proj., 4.00%, 2/15/09, XLCA	No Opt. Call	2,995,483
AAA	3,500		Secured Hosp. Proj., 5.00%, 2/15/10, MBIA	02/08 @ 101.5	3,633,840
AAA	5,000		Secured Hosp. Proj., 5.125%, 2/15/09, ACA/FSA	02/08 @ 101.5	5,143,600
AAA	1,600		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/07, FGIC	No Opt. Call	1,633,632
AAA	2,500		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, AMBAC	No Opt. Call	2,593,050
AAA	5,000		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, FGIC	No Opt. Call	5,189,200
AAA	6,000		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, CONNIE LEE	No Opt. Call	6,227,040
AAA	5,000		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/09, AMBAC	No Opt. Call	5,272,500
AAA	500		W.K. Nursing Home Proj., 5.65%, 8/01/09	08/06 @ 102	513,340
AAA	1,000		Winthrop Univ. Hosp. Assoc. Proj., Ser. A, 4.125%, 7/01/08, AMBAC	No Opt. Call	1,009,220
AAA	1,960		East Greenbush Central Sch. Dist. GO, Ser. C, 4.00%, 6/15/09, FSA	No Opt. Call	1,985,147
			Elmira City Sch. Dist. GO,
AAA	2,125		3.25%, 6/15/08, FGIC	No Opt. Call	2,103,197
AAA	1,500		3.25%, 6/15/09, FGIC	No Opt. Call	1,485,585
AAA	555	[3]	Erie Cnty. GO, Ser. B, 5.70%, 5/15/06, MBIA	N/A	556,432
			Erie Cnty. GO, Pub. Impvt.,
AAA	3,825		Ser. A, 3.25%, 9/01/09, FGIC	No Opt. Call	3,751,139
AAA	1,000		Ser. A, 3.75%, 10/01/08, FGIC	No Opt. Call	1,002,830
AAA	1,185		Evans & Brant Central Sch. Dist. GO, Ser. C, 3.75%, 12/15/08, FGIC	No Opt. Call	1,191,600
			Facs. Corp. RB,
AAA	1,630		Clean Wtr. & Drinking Proj., 3.875%, 4/15/10	No Opt. Call	1,645,436
AAA	6,000		Mun. Wtr. Proj., 4.00%, 6/15/09	No Opt. Call	6,075,180
			Fayetteville-Manlius Central Sch. Dist. GO,
AAA	1,125		3.75%, 6/15/09, FGIC	No Opt. Call	1,131,019
AAA	1,000		4.00%, 6/15/08, FGIC	No Opt. Call	1,008,750
AAA	1,500		Hempstead Twnshp. GO, Ser. B, 4.00%, 8/01/09, MBIA	No Opt. Call	1,519,980
			Hsg. Fin. Agcy. RB, Hsg. Mtg. Proj.,
AAA	1,305		Ser. A, 5.80%, 5/01/09, FSA	05/06 @ 102	1,332,392
AAA	4,015		Ser. A, 5.80%, 11/01/09, FSA	05/06 @ 102	4,128,223
AAA	685		Hsg. Fin. Agcy. Multi-Fam. Mtg. Hsg. RB, Ser. C, 6.30%, 8/15/08	05/06 @ 100	686,589
AAA	12,500		Long Island Pwr. Auth. Elec. Sys. RB, 5.00%, 4/01/08, MBIA	No Opt. Call	12,828,125
			Lowville Central Sch. Dist. GO,
AAA	1,255		3.30%, 6/15/08, FGIC	No Opt. Call	1,244,445
AAA	1,305		3.60%, 6/15/09, FGIC	No Opt. Call	1,306,122
			Met. Transp. Auth. RB,
AAA	12,000		Ser. A, 3.50%, 11/15/09, FSA	No Opt. Call	11,947,320
AAA	26,075	[4]	Ser. K, 6.00%, 7/01/08, MBIA	ETM	27,425,163
AAA	2,500	[4]	Met. Transp. Auth. RB, Commuter Fac., Ser. A, 6.10%, 7/01/08, MBIA	ETM	2,634,775
AAA	1,500		Middletown Sch. Dist. GO, Ser. A, 3.00%, 11/01/09, FSA	No Opt. Call	1,456,245
			Monroe Cnty. Pub. Impvt. GO,
AAA	455	[4]	4.00%, 3/01/09, FGIC	ETM	460,219
AAA	770		4.00%, 3/01/09, FGIC	No Opt. Call	777,977
AAA	2,095		4.00%, 3/01/10, FGIC	No Opt. Call	2,116,076
			Mt. Sinai Union Free Sch. Dist. GO,
AAA	935		6.00%, 2/15/08, AMBAC	No Opt. Call	975,682
AAA	930		6.10%, 2/15/09, AMBAC	No Opt. Call	992,105
AAA	1,075		6.10%, 2/15/10, AMBAC	No Opt. Call	1,168,192
			New Paltz Central Sch. Dist. GO,
AAA	500		3.125%, 6/01/08, FGIC	No Opt. Call	493,675
AAA	610		3.50%, 6/01/09, FGIC	No Opt. Call	608,719

BlackRock New York Insured Municipal 2008 Term Trust (BLN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			New York—(cont’d)
			New York City GO,
AAA	$ 2,265		4.75%, 8/15/09, XLCA	08/08 @ 101	$ 2,334,354
AAA	1,000		Ser. A, 5.20%, 8/01/10, FSA	08/08 @ 101	1,044,040
AAA	12,755		Ser. C, 5.00%, 8/01/08, FSA	No Opt. Call	13,125,788
AAA	45		Ser. C-1, 6.25%, 8/01/10, FSA	05/06 @ 100	45,071
AAA	50		Ser. C-1, 6.375%, 8/01/08, MBIA	05/06 @ 100	50,082
			New York City Mun. Wtr. Fin. Auth. RB,
AAA	11,500		Ser. A, Zero Coupon, 6/15/09, MBIA	No Opt. Call	10,177,845
AAA	1,710	[4]	Ser. A, 6.00%, 6/15/08, FGIC	ETM	1,796,851
AAA	2,455	[3]	New York City RB, 4.75%, 8/15/08, XLCA	N/A	2,542,521
			New York City RB, Hlth. & Hosp. Corp. Hlth. Sys. Proj.,
AAA	2,810		Ser. A, 3.75%, 2/15/09, FSA	No Opt. Call	2,815,198
AAA	2,000		Ser. A, 5.00%, 2/15/08, AMBAC	No Opt. Call	2,047,700
			New York City Transl. Fut. Tax RB,
AAA	4,220	[4]	Ser. B, 5.25%, 5/01/11, MBIA	ETM	4,525,908
AAA	3,580	[4]	Ser. B, 5.25%, 5/01/11, MBIA	ETM	3,839,514
			New York City Transl. Fin. Auth. RB,
AAA	2,605	[4]	4.00%, 5/01/09, MBIA	ETM	2,636,494
AAA	1,395		4.00%, 5/01/09, MBIA	No Opt. Call	1,409,843
AAA	2,000	[4]	Ser. C, 5.00%, 8/01/09, FSA	ETM	2,086,840
			New York GO,
AAA	2,000	[4]	Ser. E, 6.20%, 8/01/08, MBIA	ETM	2,116,100
AAA	4,895		Ser. E, 6.20%, 8/01/08, MBIA	No Opt. Call	5,166,868
AAA	1,040		Newfane Central Sch. Dist. GO, 3.00%, 6/01/08, FSA	No Opt. Call	1,021,592
AAA	250		Pwr. Auth. RB, Ser. CC, 5.125%, 1/01/11, MBIA	No Opt. Call	265,675
			So. Seneca Central Sch. Dist. GO,
AAA	1,185		3.20%, 6/15/08, MBIA	No Opt. Call	1,171,017
AAA	1,045		3.375%, 6/15/09, MBIA	No Opt. Call	1,038,866
AAA	1,030		Sodus Central Sch. Dist. GO, 4.00%, 6/15/09, FGIC	No Opt. Call	1,043,215
AAA	1,675		Suffold Cnty. Wtr. Auth. RB, Ser. C, 5.75%, 6/01/08, AMBAC	05/06 @ 100	1,748,248
AAA	5,000		Suffolk Cnty. Ind. Dev. Agcy. RB, 6.00%, 2/01/08, FGIC	No Opt. Call	5,199,650
			Thruway Auth. RB,
AAA	4,955		Ser. A, 3.75%, 3/15/09, MBIA	No Opt. Call	4,978,239
AAA	2,000		Hwy. & Brdg. Trust Fund, Ser. A, 3.90%, 4/01/09, FSA	No Opt. Call	2,015,160
AAA	2,000		Hwy. & Brdg. Trust Fund, Ser. B, 4.00%, 4/01/09, MBIA	No Opt. Call	2,020,780
AAA	2,900		Hwy. & Brdg. Trust Fund, Ser. B, 5.25%, 4/01/11, MBIA	No Opt. Call	3,100,332
AAA	3,410		Svc. Contract Local Hwy. & Brdg. Proj., Ser. A, 5.375%, 4/01/09, MBIA	04/08 @ 101	3,556,937
AAA	2,265	[4]	Triborough Brdg. & Tunl. Auth. RB, Ser. A, 5.125%, 1/01/11, MBIA	ETM	2,371,115
			Urban Dev. Corp. RB, Correctional Facs Proj.,
AAA	2,000		Ser. A, 5.50%, 1/01/09, AMBAC	No Opt. Call	2,099,220
AAA	5,140		Ser. B, 5.25%, 1/01/10, AMBAC	01/09 @ 101	5,393,248

			Total Long-Term Investments (cost $229,014,329)		234,502,519

			SHORT-TERM INVESTMENTS—26.8%
			Alaska—3.3%
A-1+	5,800	[5]	Valdez Marine Term. RB, Exxon Pipeline Co. Proj., Ser. A, 3.02%, 4/03/06, FRDD	N/A	5,800,000

			Georgia—1.2%
A-1+	2,000	[5]	Mun. Elec. Auth. RB, Proj. 1, Ser. C, 3.08%, 4/05/06, MBIA, FRWD	N/A	2,000,000

			New York—13.5%
A-1+	830	[5]	Local Gov’t Asst. Corp. RB, 3.10%, 4/05/06, FRWD	N/A	830,000
A-1+	675	[5]	Nassau Cnty. Interim Fin. Auth. RB, 3.11%, 4/05/06, FSA, FRWD	N/A	675,000
			New York City GO,
A-1+	4,700	[5]	Ser. A-7, 3.13%, 4/03/06, FRDD	N/A	4,700,000
A-1+	7,740	[5]	Ser. H-7, 3.13%, 4/03/06, FRDD	N/A	7,740,000
			New York City Mun. Wtr. Fin. Auth. Wtr. & Swr. Sys. RB,
A-1+	1,100	[5]	Ser. C, 3.01%, 4/03/06, FRDD	N/A	1,100,000
A-1+	100	[5]	Ser. G, 3.13%, 4/03/06, FGIC, FRDD	N/A	100,000
A-1+	8,350	[5]	New York St. Loc Gov’t. Assist. RB, 3.14%, 4/05/06, FSA, FRWD	N/A	8,350,000

					23,495,000

			Ohio—5.0%
VMIG1	3,200	[5]	Hamilton Cnty. Hosp. Facs. Proj. RB, 3.17%, 4/06/06, FRWD	N/A	3,200,000
VMIG1	5,600	[5]	Univ. of Akron RB, 3.17%, 4/06/06, FGIC, FRWD	N/A	5,600,000

					8,800,000

BlackRock New York Insured Municipal 2008 Term Trust (BLN) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Puerto Rico—2.5%
A-1	$ 1,800	[5]	Gov't. Dev. Bank RB, 2.96%, 4/05/06, MBIA, FRWD	$ 1,800,000
A-1	2,500	[5]	Hwy. & Transp. Auth. Transp. RB, Ser. A, 3.13%, 4/05/06, AMBAC, FRWD	2,500,000

				4,300,000

	Shares
	(000)

			MONEY MARKET FUND—1.3%
NR	2,300		AIM Tax Free Investment Co. Cash Reserve Portfolio	2,300,000

			Total Short-Term Investments (cost $46,695,000)	46,695,000

			Total Investments—161.3% (cost $275,709,3296)	$ 281,197,519
			Other assets in excess of liabilities—1.6%	2,820,889
			Preferred shares at redemption value, including dividends payable—(62.9)%	(109,620,455)

			Net Assets Applicable to Common Shareholders—100%	$ 174,397,953

[1]	Using the higher of Standard &Poor’s, Moody’s Investors or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security is collateralized by U.S. Treasury obligations.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of March 31, 2006.
[6]	Cost for Federal tax purposes is $275,885,103. The net unrealized appreciation on a tax basis is $6,019,416, consisting of $6,559,184 gross unrealized appreciation and $539,768 unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 87.9% of the Trust’s managed assets.

ACA	—	1.80%
AMBAC	—	8.60%
CONNIE LEE	—	2.20%
FGIC	—	16.40%
FSA	—	18.50%
MBIA	—	36.80%
XLCA	—	2.80%
Other	—	0.80%

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	FRWD	—	Floating Rate Weekly Demand
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
CONNIE LEE	—	College Construction Loan Insurance Assoc.	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRDD	—	Floating Rate Daily Demand	XLCA	—	XL Capital Assurance	capital assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock New York Insured Municipal 2008 Term Trust, Inc.___

By:___/s/ Henry Gabbay____________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:___/s/ Robert S. Kapito___________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2006

By:__/s/ Henry Gabbay______________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006